Cover Page	Apr. 22, 2026
Cover [Abstract]
Entity Central Index Key	0001467373
Amendment Flag	false
Document Type	8-K
Document Period End Date	Apr. 22, 2026
Entity Registrant Name	Accenture plc
Entity Incorporation, State or Country Code	L2
Entity File Number	001-34448
Entity Tax Identification Number	98-0627530
Entity Address, Address Line One	1 Grand Canal Square
Entity Address, Address Line Two	Grand Canal Harbour
Entity Address, City or Town	Dublin
Entity Address, Postal Zip Code	2
Entity Address, Country	IE
Country Region	353
City Area Code	1
Local Phone Number	646-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A ordinary shares, par value $0.0000225 per share
Trading Symbol	ACN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false